Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Feb. 27, 2012
Entity Registrant Name	TF FINANCIAL CORP
Entity Central Index Key	0000921051
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float	$ 42,100,000
Entity Common Stock, Shares Outstanding		2,833,521
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 14,928	$ 7,437
Investment securities
Available for sale	114,503	124,321
Held to maturity (fair value of $2,928 and $3,510 as of December 31, 2011 and 2010, respectively)	2,588	3,169
Loans receivable, net	494,125	501,528
Loans receivable, held for sale	488	130
Federal Home Loan Bank stock-at cost	7,657	9,401
Accrued interest receivable	2,610	2,738
Premises and equipment, net	6,559	6,797
Goodwill	4,324	4,324
Bank owned life insurance	18,506	17,868
Other assets	15,641	14,044
TOTAL ASSETS	681,929	691,757
Liabilities
Deposits	551,288	550,135
Advances from the FHLB	46,908	61,987
Advances from borrowers for taxes and insurance	2,322	2,166
Accrued interest payable	1,375	1,784
Other liabilities	2,628	2,269
Total liabilities	604,521	618,341
Stockholders' equity
Preferred stock, no par value; 2,000,000 shares authorized at December 31, 2011 and 2010, none issued	0	0
Common stock, $0.10 par value; 10,000,000 shares authorized, 5,290,000 shares issued, 2,831,874 and 2,822,449 shares outstanding at December 31, 2011 and 2010, respectively, net of shares in treasury: 2011-2,458,126; 2010-2,467,551.	529	529
Additional paid-in capital	54,118	53,964
Unearned ESOP shares	(1,097)	(1,217)
Treasury stock-at cost	(51,032)	(51,220)
Retained earnings	74,144	70,749
Accumulated other comprehensive income	746	611
Total stockholders' equity	77,408	73,416
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 681,929	$ 691,757

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investment securities
Mortgage-backed securities held to maturity, fair value	$ 2,928	$ 3,510
Stockholders' equity
Preferred stock, par value (in dollars per share)	$ 0	$ 0
Preferred stock, authorized (in shares)	2,000,000	2,000,000
Preferred stock, issued (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.1	$ 0.1
Common stock, authorized (in shares)	10,000,000	10,000,000
Common stock, issued (in shares)	5,290,000	5,290,000
Common stock, outstanding (in shares)	2,831,874	2,822,449
Common stock, in treasury (in shares)	2,458,126	2,467,551

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Interest income
Loans, including fees	$ 26,373	$ 28,205
Investment securities
Fully taxable	3,406	4,123
Tax exempt	1,506	1,234
Interest-bearing deposits and other	3	6
TOTAL INTEREST INCOME	31,288	33,568
Interest expense
Deposits	5,467	7,210
Borrowings	1,948	2,998
TOTAL INTEREST EXPENSE	7,415	10,208
NET INTEREST INCOME	23,873	23,360
Provision for loan losses	3,728	4,241
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	20,145	19,119
Non-interest income
Service fees, charges and other operating income	1,698	1,958
Gain on sale of investment securities	760	20
Bank owned life insurance	638	678
Gain on sale of loans	524	871
TOTAL NON-INTEREST INCOME	3,620	3,527
Non-interest expense
Compensation and benefits	10,525	10,205
Occupancy and equipment	2,972	3,003
Federal deposit insurance premiums	675	915
Professional fees	1,331	1,063
Marketing and advertising	312	483
Foreclosed real estate expense	805	374
Other operating	2,197	2,202
TOTAL NON-INTEREST EXPENSE	18,817	18,245
INCOME BEFORE INCOME TAXES	4,948	4,401
Income tax expense	1,019	1,049
NET INCOME	$ 3,929	$ 3,352
Earnings per share-basic (in dollars per share)	$ 1.45	$ 1.25
Earnings per share-diluted (in dollars per share)	$ 1.45	$ 1.25
Basic (in shares)	2,702,200	2,682,135
Diluted (in shares)	2,702,710	2,682,135

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY AND COMPREHENSIVE INCOME (USD $) In Thousands, except Share data, unless otherwise specified	Common Stock [Member]	Additional Paid-in Capital [Member]	Unearned ESOP shares [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total	Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2009	$ 529	$ 54,009	$ (1,334)	$ (54,331)	$ 72,376	$ 625	$ 71,874
Balance (in shares) at Dec. 31, 2009	2,539,195
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Allocation of ESOP shares	0	124	117	0	0	0	241
Allocation of ESOP shares (in shares)	11,712
Cash dividends-common stock	0	0	0	0	(2,037)	0	(2,037)
Compensation expense restricted shares	0	16	0	0	0	0	16
Exercise of options	0	(102)	0	309	0	0	207
Exercise of options (in shares)	14,870
Income tax benefit arising from stock compensation	0	6	0	0	0	0	6
Stock option expense	0	52	0	0	0	0	52
Vesting of restricted stock grant	0	(14)	0	14	0	0	0
Vesting of restricted stock grant (in shares)	667
Unrealized gains (loss) on securities, net of tax	0	0	0	0	0	(91)	(91)	(91)
Adjustment to record funded status of pension, net of tax	0	0	0	0	0	77	77	77
Adjustment of deferred tax asset related to expired stock options	0	(281)	0	0	0	0	(281)
Stock dividend	0	154	0	2,788	(2,942)	0	0
Stock dividend (in shares)	128,232
Net income	0	0	0	0	3,352	0	3,352	3,352
Comprehensive income								3,338
Balance at Dec. 31, 2010	529	53,964	(1,217)	(51,220)	70,749	611	73,416
Balance (in shares) at Dec. 31, 2010	2,694,676
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Allocation of ESOP shares	0	136	120	0	0	0	256
Allocation of ESOP shares (in shares)	12,018
Purchase of treasury stock	0	0	0	(122)	0	0	(122)
Purchase of treasury stock (in shares)	(5,439)
Cash dividends-common stock	0	0	0	0	(534)	0	(534)
Director compensation	0	0	0	69	0	0	69
Director compensation (in shares)	3,248
Compensation expense restricted shares	0	13	0	0	0	0	13
Exercise of options	0	(16)	0	227	0	0	211
Exercise of options (in shares)	10,916
Income tax benefit arising from stock compensation	0	3	0	0	0	0	3
Stock option expense	0	32	0	0	0	0	32
Vesting of restricted stock grant	0	(14)	0	14	0	0	0	0
Vesting of restricted stock grant (in shares)	700
Unrealized gains (loss) on securities, net of tax	0	0	0	0	0	1,493	1,493	1,493
Adjustment to record funded status of pension, net of tax	0	0	0	0	0	(1,358)	(1,358)	(1,358)
Net income	0	0	0	0	3,929	0	3,929	3,929
Comprehensive income								4,064
Balance at Dec. 31, 2011	$ 529	$ 54,118	$ (1,097)	$ (51,032)	$ 74,144	$ 746	$ 77,408
Balance (in shares) at Dec. 31, 2011	2,716,119

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY AND COMPREHENSIVE INCOME (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY AND COMPREHENSIVE INCOME [Abstract]
Cash dividends for common stock (in dollars per share)	$ 0.2	$ 0.76
Stock dividend (in hundredths)		5.00%

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES
Net income	$ 3,929	$ 3,352
Adjustments to reconcile net income to net cash provided by operating activities
Amortization and impairment adjustment of mortgage loan servicing rights	353	160
Premiums and discounts on investment securities, net	135	79
Premiums and discounts on mortgage-backed securities, net	166	96
Deferred loan origination costs, net	194	361
Deferred income taxes	(77)	(642)
Provision for loan losses	3,728	4,241
Depreciation of premises and equipment	853	867
Increase in value of bank-owned life insurance	(638)	(678)
Stock based compensation	370	309
Proceeds from sale of loans originated for sale	26,453	40,455
Origination of loans held for sale	(26,525)	(38,973)
Loss on foreclosed real estate	459	244
Gain on sale of:
Investment securities	(760)	(20)
Loans held for sale	(524)	(871)
(Increase) decrease in:
Accrued interest receivable	128	39
Other assets	419	516
Accrued interest payable	(409)	(1,034)
Other liabilities	426	(1,603)
NET CASH PROVIDED BY OPERATING ACTIVITIES	8,680	6,898
INVESTING ACTIVITIES
Loan originations	(94,586)	(83,117)
Loan principal payments	92,523	99,159
Proceeds from sale of foreclosed real estate	836	1,065
Proceeds from maturities of investment securities available for sale	6,860	590
Principal repayments on mortgage-backed securities held to maturity	583	561
Principal repayments on mortgage-backed securities available for sale	26,651	28,544
Proceeds from sale of investment securities available for sale	9,206	170
Proceeds from sale of mortgage-backed securities available for sale	1,518	0
Purchase of investment securities available for sale	(13,051)	(17,837)
Purchase of mortgage-backed securities available for sale	(18,646)	(17,027)
Purchase of premises and equipment	(615)	(2,141)
Redemption of Federal Home Loan Bank stock	1,744	495
NET CASH PROVIDED BY INVESTING ACTIVITIES	13,023	10,462
FINANCING ACTIVITIES
Net increase (decrease) in customer deposits	1,153	(2,581)
Proceeds of long-term FHLB borrowings	6,573	12,884
Repayment of long-term FHLB borrowings	(21,652)	(31,138)
Net increase (decrease) in advances from borrowers for taxes and insurance	156	(65)
Treasury stock acquired	(122)	0
Exercise of stock options	211	207
Tax benefit arising from stock compensation	3	6
Common stock dividends paid	(534)	(2,037)
NET CASH USED BY FINANCING ACTIVITIES	(14,212)	(22,724)
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	7,491	(5,364)
Cash and cash equivalents at beginning of period	7,437	12,801
Cash and cash equivalents at end of period	14,928	7,437
Cash paid for:
Interest on deposits and borrowings	7,824	11,242
Income taxes	1,030	2,237
Non-cash transactions:
Capitalization of mortgage servicing rights	238	341
Transfers from loans to foreclosed real estate	$ 5,544	$ 7,479

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
 NOTE 1-SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

TF Financial Corporation (the “Company”) is a unitary savings and loan holding company, organized under the laws of the Commonwealth of Pennsylvania, which conducts its consumer banking operations primarily through its wholly owned subsidiary, 3rd Fed Bank (“3rd Fed”) or the (“Bank”). 3rd Fed is a Pennsylvania-chartered stock savings bank insured by the Federal Deposit Insurance Corporation. 3rd Fed is a community-oriented savings institution and conducts operations from its main office in Newtown, Pennsylvania, twelve full-service branch offices located in Philadelphia and Bucks Counties, Pennsylvania, and two full-service branch offices located in Mercer County, New Jersey. The Bank competes with other banking and financial institutions in its primary market communities, including financial institutions with resources substantially greater than its own. Commercial banks, savings banks, savings and loan associations, credit unions and money market funds actively compete for savings and time deposits and loans. Such institutions, as well as consumer finance and insurance companies, may be considered competitors of the Bank with respect to one or more of the services it renders.

The Bank is subject to regulations of certain state and federal agencies and, accordingly, those regulatory authorities conduct periodic examinations. As a consequence of the extensive regulation of commercial banking activities, the Bank's business is particularly susceptible to being affected by state and federal legislation and regulations.

a.           Principles of Consolidation and Basis of Presentation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries: Penns Trail Development Corporation, TF Investments Corporation, which was merged into the Company during 2011 and 3rd Fed, including its wholly owned subsidiaries, Third Delaware Corporation and Teragon Financial Corporation, (collectively, the “Company”). All material intercompany balances and transactions have been eliminated in consolidation.

The accounting policies of the Company conform to accounting principles generally accepted in the United States of America (“US GAAP”) and predominant practices within the banking industry. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The more significant accounting policies are summarized below.

b.           Cash and Cash Equivalents

The Company considers cash, due from banks, and interest-bearing deposits in other financial institutions, with original terms to maturity of less than three months, as cash equivalents for presentation purposes in the consolidated balance sheets and cash flows. The Company is required to maintain certain cash reserves relating to deposit liabilities. This requirement is ordinarily satisfied by cash on hand.

c.           Investment and Mortgage-Backed Securities

The Company classifies its investment and mortgage-backed securities in one of three categories: held to maturity, trading, or available for sale. The Company does not presently engage in security trading activities.

Investment and mortgage-backed securities available for sale are stated at fair value, with net unrealized gains and losses excluded from income and reported in other comprehensive income. See Note 16-Fair Value Measurements which defines the basis for determining fair value. Realized gains and losses on the sale of securities are recognized using the specific identification method.

Mortgage-backed securities held to maturity are carried at cost, net of unamortized premiums and discounts, which are recognized in interest income using the interest method.

On a quarterly basis, temporarily impaired securities are evaluated to determine whether such impairment is other-than-temporary impairment (“OTTI”). This evaluation involves consideration of the length of time and the amount by which the fair value has been lower than amortized cost, the financial condition and credit rating of the issuer, the changes in fair value in relation to the change in market interest rates and other relevant information. In addition, with respect to mortgage-backed securities issued by government and quasi-governmental agencies (i. e. Government National Mortgage Association (“GNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”) and FNMA the Company considers the ultimate payment of principal and interest as an obligation of the United States Government and thus assured. With respect to mortgage-backed securities issued by private parties, the Company studies delinquencies, loss rates, loss severity and other information related to the underlying loans in order to form an opinion regarding the possibility of a cash flow shortfall. The Company also evaluates its intent to hold, intent to sell or need to sell the securities in light of its investment strategy, cash flow needs, interest rate risk position, prospects for the issuer and all other relevant factors.

d.           Loans Receivable, net

Loans receivable that management has the intent and ability to hold for the foreseeable future, or until maturity or payoff, are stated at unpaid principal balances less the allowance for loan losses, and net of deferred loan origination fees and direct origination costs. Loan origination fees and costs on mortgage loans are amortized to income using the interest method over the remaining period to contractual maturity, adjusted for actual prepayments.

The Bank provides valuation allowances for estimated losses from uncollectible loans. The allowance is increased by provisions charged to expense and reduced by net charge-offs. On a quarterly basis, the Bank prepares an allowance for loan losses (ALLL) analysis. In the analysis, the loan portfolio is segmented into groups of homogeneous loans that share similar risk characteristics: non-residential and non-owner occupied residential real estate, construction, real estate and non-real estate secured commercial business, one-to four-family residential, and consumer which is predominately real estate secured junior liens and home equity lines of credit as well as other consumer loans. Each segment is assigned reserve factors based on quantitative and qualitative measurements. In addition, the Bank reviews its internally classified loans, its loans classified for regulatory purposes, delinquent loans, and other relevant information in order to isolate loans for further scrutiny as potentially impaired loans.

Quantitative factors include an actual expected loss factor based on historical loss experience over a relevant look-back period. Quantitative factors also include the Bank's actual risk ratings for the commercial loan segments as determined in accordance with loan review and loan grading policies and procedures, and additional factors as determined by management to be representative of additional risk due to the loan's geographic location, type, and other attributes. These quantitative factors are adjusted if necessary, up or down, based on actual experience and an evaluation of the qualitative factors.

Qualitative factors are based upon: (1) changes in lending policies and procedures, including but not limited to changes in underwriting standards and collection, charge-off, and recovery practices not considered elsewhere in estimating credit losses; (2) changes in international, national, regional, and local economic and business conditions and developments that affect the collectability of the portfolio, including the condition of various market segments; (3) changes in the nature and volume of the portfolio and in the terms of loans; (4) changes in the experience, ability, and depth of lending management and other relevant staff; (5) changes in the volume and severity of past due loans, the volume of nonaccrual loans, and the volume and severity of adversely classified or graded loans; (6) changes in the quality of the loan review system; (7) changes in the value of underlying collateral for collateral dependent loans; (8) the existence and effect of any concentration of credit, and changes in the level of such concentrations; and (9) the effect of other external factors such as competition and legal and regulatory requirements on the level of estimated credit losses in the existing loan portfolio.

Potentially impaired loans selected for individual evaluation are reviewed in accordance with US GAAP which governs the accounting for impaired assets, and consideration of regulatory guidance regarding treatment of troubled, collateral dependent loans. Each potentially impaired loan is evaluated using all available information such as recent appraisals, whether the loan is currently on accrual or non-accrual status, discounted cash flow analyses, guarantor financial strength, the value of additional collateral, and the loan's and borrower's past performance to determine whether in management's best judgment it is probable that the Bank will be unable to collect all contractual interest and principal in accordance with the loan's terms. Loans deemed impaired are generally assigned a reserve derived from the value of the underlying collateral. Loans deemed not to be impaired are assigned a reserve factor based upon the class from which they were selected.

The ALLL needed as a result of the foregoing evaluations is compared with the unadjusted amount, and an adjustment is made by means of a provision charged to expense for loan losses. Recognizing the inherently imprecise nature of the loss estimates and the large number of assumptions needed in order to perform the analysis, the required reserve may be less than the actual level of reserves at the end of any evaluation period, and thus there may be an unallocated portion of the ALLL. Management adjusts the unallocated portion to an amount which management considers reasonable under the circumstances.

The Bank provides an allowance for accrued but uncollected interest when a loan becomes more than ninety days past due or is identified as impaired. The allowance is established by a charge to interest income equal to all interest previously accrued, and income is subsequently recognized only to the extent that cash payments are received until, in management's judgment, the borrower's ability to make periodic interest and principal payments is no longer impaired, in which case the loan is returned to accrual status.

e.           Loans Receivable, Held-for-Sale

Mortgage loans originated and intended for sale in the secondary market are carried at the lower of cost or fair value on an individual basis. Any resulting loss is included in other operating income. The fair value of the Bank's loans held for sale was valued in excess of cost at December 31, 2011 and 2010.

f.           Troubled Debt Restructurings

Loans whose terms are modified are classified as Troubled Debt Restructurings (“TDRs”) if the Company grants such borrowers concessions and it is deemed that those borrowers are experiencing financial difficulty. Concessions granted under a troubled debt restructuring may include extending the maturity date of the loan, reducing the interest rate on the loan to a rate which is below market, a combination of rate adjustments and maturity extensions, or by other means including covenant modifications, forbearances or other concessions. Interest income is not accrued on loans that had been placed on non-accrual prior to the troubled debt restructuring until they have performed in accordance with their restructured terms for a period of at least six months.  The Company evaluates the ALLL needed with respect to TDRs under the same policy and guidelines as all other loans, and TDRs are evaluated individually for impairment.

g.           Mortgage Servicing Rights

Mortgage servicing rights (“MSRs”) are recognized as separate assets when rights are acquired through purchase or through sale of financial assets. Under the applicable accounting guidance regarding servicing assets and liabilities, servicing rights resulting from the sale of loans originated by the Company are initially measured at fair value at the date of transfer. Fair value is based on market prices for comparable mortgage servicing rights, when available, or alternatively is based on a valuation model that calculates the present value of estimated future net servicing income. The Company subsequently measures each class of servicing asset using the amortization method. MSRs are amortized into non-interest expense in proportion to, and over the period of, the estimated future net servicing income of the underlying financial assets. Servicing assets are evaluated quarterly for impairment based upon the fair value of the rights as compared to amortized cost. Impairment is determined by stratifying rights into tranches based on predominant risk characteristics, such as interest rate, loan type and investor type. Impairment is recognized through a valuation allowance charged to servicing fee income for an individual tranche, to the extent that fair value is less than the amortized cost for the tranche. If the Company later determines that all or a portion of the impairment no longer exists for a particular tranche, a reduction of the allowance may be recorded as an increase to other operating income. These servicing rights are included in other assets in the consolidated statements of financial condition and are discussed in Note 16-Fair Value Measurements.

Servicing fee income is recorded for fees earned for servicing loans. The fees are based on a contractual percentage of the outstanding principal, or a fixed amount per loan, and are recorded as income when earned. The amortization of loan servicing rights is recorded as a reduction of service fee income.

h.           Transfers of Financial Assets

The Company accounts for the transfers of financial assets using the financial –components approach. This approach recognizes the financial and servicing assets it controls and the liabilities it has incurred, derecognizes financial assets when control has been surrendered and derecognizes liabilities when extinguished. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

i.           Premises and Equipment

Land is carried at cost. Buildings and furniture, fixtures and equipment are carried at cost less accumulated depreciation. Depreciation is provided by the straight-line method over the estimated useful lives of the assets. The Company records any impairment of long-lived assets to be held and used or to be disposed of by sale. The Company had no impaired long-lived assets at December 31, 2011 and 2010.

j.           Foreclosed Real Estate

Real estate acquired through, or in lieu of, loan foreclosure is carried at the fair value of the property, based on an appraisal less cost to sell. Revenue and expenses from operations and changes in the valuation allowance (any direct write-down) are included in foreclosed real estate expense. Included in other assets is foreclosed real estate of $11.7 million and $7.5 million at December 31, 2011 and 2010, respectively.

k.           Goodwill

Goodwill does not require amortization but is subject to impairment testing. As discussed in Note 2-Recent Accounting Pronouncements, new guidance on goodwill impairment testing allows entities to first assess qualitative factors and circumstance to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying amount. At December 31, 2011, the Company performed an assessment of key factors and determined that impairment of goodwill was not likely.

l.           Bank Owned Life Insurance

The Company maintains life insurance policies on the lives of executives and officers. The Company is the owner and beneficiary of the policies. The cash surrender values of the policies were approximately $18.5 million and $17.9 million at December 31, 2011 and 2010, respectively.

m.           Benefit Plans

The Company has established an ESOP covering eligible employees with six months of service, as defined by the ESOP. The Company records compensation expense in the amount equal to the fair value of shares committed to be released from the ESOP to employees less dividends received on the allocated shares applied to the required debt service of the plan.

The Company has a defined benefit pension plan covering substantially all full-time employees meeting certain requirements. The Company recognizes the overfunded or underfunded status of the defined benefit postretirement plan as an asset or liability in its consolidated balance sheets and recognizes changes in that funded status, including the gains and or losses and prior service costs or credits that were not recognized as components of net periodic benefit cost, in the year in which the changes occur through accumulated other comprehensive income. The Company measures the funded status of a plan as of the date of its year-end consolidated balance sheet.

n.           Stock-Based Compensation

The Company has stock benefit plans that allow the Company to grant options and stock to employees and directors and which are more fully discussed in Note 10-Benefit Plans. The options, which have a term of up to 10 years when issued, vest over a three to five year period. The exercise price of each option equals the market price of the Company's stock on the date of the grant. The Company measures compensation cost at the grant date based on the fair value of the award. Compensation is then recognized over the service period which is usually the vesting period. There were no options granted in 2011 or 2010.

o.           Income Taxes

The Company accounts for income taxes under the liability method whereby deferred income taxes are recognized for the tax consequences of “temporary differences” by applying enacted statutory tax rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The effect on deferred taxes due to change in tax rates is recognized in income in the period that includes the enactment date.

p.           Advertising Costs

The Company expenses marketing and advertising costs as incurred.

q.           Earnings Per Share

Basic earnings per share is computed by dividing income available to common shareholders by the weighted average common shares outstanding during the period. Diluted earnings per share takes into account the potential dilution that could occur if securities or other contracts to issue common stock were exercised and converted into common stock.

r.           Comprehensive Income

Comprehensive income (loss) is the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources. The components of other comprehensive income (loss) are as follows:

	For the year ended December 31, 2011
	Before tax amount	Tax (expense) benefit	Net of tax amount
	(in thousands)
Unrealized gains on securities
Unrealized holding gains arising during period	$3,023	$(1,028)	$1,995
Reclassification adjustment for gains realized in net income	(760)	258	(502)
Pension plan benefit adjustment related to actuarial losses	(2,059)	701	(1,358)
Other comprehensive income, net	$204	$(69)	$135

	For the year ended December 31, 2010
	Before tax amount	Tax (expense) benefit	Net of tax amount
	(in thousands)
Unrealized gains on securities
Unrealized holding gains arising during period	$(118)	$40	$(78)
Reclassification adjustment for gains realized in net income	(20)	7	(13)
Pension plan benefit adjustment related to actuarial losses	117	(40)	77
Other comprehensive loss, net	$(21)	$7	$(14)

The components of other comprehensive income, net of tax, were as follows:

	At December 31,
	2011	2010
	(in thousands)

Net unrealized gains on securities available for sale	$3,649	$2,156
Net unrecognized pension cost	(2,903)	(1,545)
Total accumulated other comprehensive income, net	$746	$611

s.           Segment Reporting

The Company has one reportable segment, “Community Banking.” All of the Company's activities are interrelated, and each activity is dependent and assessed based on how each of the activities of the Company supports the others. For example, commercial lending is dependent upon the ability of the Bank to fund itself with retail deposits and other borrowings and to manage interest rate and credit risk. This situation is also similar for consumer and residential mortgage lending. Accordingly, all significant operating decisions are based upon analysis of the Company as one operating segment or unit.

t.           Fair Value of Financial Instruments

Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in Note 17-Fair Value of Financial Instruments. Fair value estimates involve uncertainties and matters of significant judgment. Changes in assumptions or in market conditions could significantly affect the estimates.

RECENT ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2011
RECENT ACCOUNTING PRONOUNCEMENTS [Abstract]
RECENT ACCOUNTING PRONOUNCEMENTS
NOTE 2-RECENT ACCOUNTING PRONOUNCEMENTS

            In April 2011, the Financial Accounting Standards Board (“FASB”) issued an amendment to provide additional guidance or clarification to help creditors in determining whether a creditor has granted a concession and whether a debtor is experiencing financial difficulties for purposes of determining whether a restructuring constitutes a troubled debt restructuring. The amendments are effective for the first interim or annual reporting period beginning on or after June 15, 2011, and should be applied retrospectively to the beginning of the annual period of adoption. As a result of applying these amendments, an entity may identify receivables that are newly considered impaired. For purposes of measuring impairment of those receivables, an entity should apply the amendments prospectively for the first interim or annual period beginning on or after June 15, 2011. The Company has adopted the guidance and has included the required disclosures in Note 5-Loans Receivable.

In April 2011, the FASB issued an accounting update to improve the accounting for repurchase agreements (repos) and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The amendments remove from the assessment of effective control (1) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee, and (2) the collateral maintenance implementation guidance related to that criterion. The amendments apply to all entities, both public and nonpublic. The amendments affect all entities that enter into agreements to transfer financial assets that both entitle and obligate the transferor to repurchase or redeem the financial assets before their maturity. The guidance is effective for the first interim or annual period beginning on or after December 15, 2011 and should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date.  Early adoption is not permitted.  This amendment is not expected to have a significant impact on the Company's financial statements or results of operations.

In May 2011, the FASB issued, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRSs”).  The amendments result in common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs.  Consequently, the amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements.  The amendments are to be applied prospectively.  For public entities, the amendments are effective during interim and annual periods beginning after December 15, 2011.  Early application by public entities is not permitted. This amendment is not expected to have a significant impact on the Company's financial statements or results of operations.

In June 2011, the FASB issued, “Presentation of Comprehensive Income”.  The amendments improve the comparability, clarity, consistency, and transparency of financial reporting and increase the prominence of items reported in other comprehensive income.  To increase the prominence of items reported in other comprehensive income and to facilitate convergence of U.S. GAAP and IFRS, the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity was eliminated.  The amendments require that all non-owner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  In the two-statement approach, the first statement should present total net income and its components followed consecutively by a second statement that should present total other comprehensive income, the components of other comprehensive income, and the total of comprehensive income.  All entities that report items of comprehensive income, in any period presented, will be affected by the changes.  For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011.  The amendments should be applied retrospectively, and early adoption is permitted. This amendment is not expected to have a significant impact on the Company's financial statements or results of operations.

In September 2011, the FASB issued an accounting update, “Intangibles – Goodwill and Other Topics (Topic 350), Testing Goodwill for Impairment.”  The objective of this update is to simplify how entities, both public and nonpublic, test goodwill for impairment.  The amendments in the update permit an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test.  The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent.  Under the amendments in this update, an entity is not required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that its fair value is less than its carrying amount.  The amendments in this update apply to all entities, both public and nonpublic, that have goodwill reported in their financial statements and are effective for interim and annual goodwill impairment tests performed for fiscal years beginning after December 15, 2011.  Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity's financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. The Company early adopted the new guidance during 2011 as discussed earlier in Note 1-Summary of Significant Accounting Policies- Goodwill.

In December 2011, the FASB issued, “Balance Sheet (Topic 210):  Disclosures about Offsetting Assets and Liabilities”.  The amendment affects the disclosure requirement of all entities that have financial instruments and derivative instruments that are either offset or subject to an enforceable master netting arrangement or similar agreement.   This information will enable users of an entity's financial statements to evaluate the effect or potential effect of netting arrangements on an entity's financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments in the scope of this guidance.  An entity is required to apply the amendment for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  An entity should provide the disclosures required by the amendment retrospectively for all comparative periods presented.  The amendment is not expected to have a significant impact on the Company's financial statements.

In December 2011, the FASB issued “Comprehensive Income (Topic 220):  Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05”.  The amendment only defers those changes that relate to the presentation of reclassification adjustments. Entities should continue to report reclassifications out of accumulated other comprehensive income consistent with requirements in effect before the update issued in June 2011 discussed above. All other requirements of “Presentation of Comprehensive Income” are not affected by this deferral, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. Public entities should apply these requirements for fiscal years, and interim periods within those years, beginning after December 15, 2011. Nonpublic entities should begin applying these requirements for fiscal years ending after December 15, 2012, and interim and annual periods thereafter.  The amendment is not expected to have a significant impact on the Company's financial statements.

CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2011
CASH AND CASH EQUIVALENTS [Abstract]
CASH AND CASH EQUIVALENTS
NOTE 3-CASH AND CASH EQUIVALENTS

Cash and cash equivalents consist of the following:

	At December 31,
	2011	2010
	(in thousands)
Cash and due from banks	$4,498	$3,218
Interest-bearing deposits in other financial institutions	10,430	4,219
	$14,928	$7,437

INVESTMENT AND MORTGAGE-BACKED SECURITIES	12 Months Ended
Dec. 31, 2011
INVESTMENT AND MORTGAGE-BACKED SECURITIES [Abstract]
INVESTMENT AND MORTGAGE-BACKED SECURITIES
NOTE 4-INVESTMENT AND MORTGAGE-BACKED SECURITIES

The amortized cost, gross unrealized gains and losses, and fair value of the Company's investment securities, are summarized as follows:

	At December 31, 2011
		Gross	Gross
	Amortized	unrealized	unrealized	Fair
	cost	gains	losses	value
	(in thousands)
Available for sale
U.S. Government and federal agencies	$2,995	$35	$-	$3,030
State and political subdivisions	51,287	3,804	-	55,091
Residential mortgage-backed securities issued by quasi-governmental agencies	45,969	1,525	-	47,494
Residential mortgage-backed securities privately issued	8,723	195	(30)	8,888
Total investment securities available for sale	108,974	5,559	(30)	114,503

Held to maturity
Residential mortgage-backed securities issued by quasi-governmental agencies	2,588	340	-	2,928
Total investment securities	$111,562	$5,899	$(30)	$117,431

	At December 31, 2010
		Gross	Gross
	Amortized	unrealized	unrealized	Fair
	cost	gains	losses	value
	(in thousands)
Available for sale
U.S. Government and federal agencies	$6,000	$59	$-	$6,059
Corporate debt securities	3,340	223	-	3,563
State and political subdivisions	47,348	1,120	(260)	48,208
Residential mortgage-backed securities issued by quasi-governmental agencies	50,942	1,950	(6)	52,886
Residential mortgage-backed securities privately issued	13,425	224	(44)	13,605
Total investment securities available for sale	121,055	3,576	(310)	124,321

Held to maturity
Residential mortgage-backed securities issued by quasi-governmental agencies	3,169	341	-	3,510
Total investment securities	$124,224	$3,917	$(310)	$127,831

Gross realized gains were $760,000 and $20,000 for the years ended December 31, 2011 and 2010, respectively. These gains resulted from the sale proceeds of investment and mortgage-backed securities available for sale of $10.7 million and $170,000 for the years ended December 31, 2011 and 2010, respectively. There were no gross losses resulting from security sales for the years ended December 31, 2011 and 2010.

The amortized cost and fair value of investment securities by contractual maturity and mortgage-backed securities are shown below.

	At December 31, 2011
	Available for sale		Held to maturity
	Amortized	Fair	Amortized	Fair
	cost	value	cost	value
	(in thousands)
Investment securities
Due in one year or less	$889	$906	$-	$-
Due after one year through five years	8,424	8,874	-	-
Due after five years through 10 years	24,316	26,116	-	-
Due after ten years	20,653	22,225	-	-
	54,282	58,121	-	-

Mortgage-backed securities	54,692	56,382	2,588	2,928
Total investment and mortgage-backed securities	$108,974	$114,503	$2,588	$2,928

Investment securities having an aggregate amortized cost of approximately $7.1 million and $4.6 million were pledged to secure public deposits at December 31, 2011 and 2010, respectively.

There were no securities held other than U.S. Government and agencies from a single issuer that represented more than 10% of stockholders' equity at year end.

The Company also holds stock in the FHLB totaling $7.7 and $9.4 million as of December 31, 2011 and 2010, respectively. The Company is required to maintain a minimum amount of FHLB stock as determined by its borrowing levels and amount of eligible assets. At December 31, 2011 the Company was required to hold $3.5 million in FHLB stock. FHLB stock can only be repurchased by the FHLB or sold to another member, and all sales must be at par. The Company holds FHLB stock as a long term investment based on the ultimate recoverability of the par value. During the fourth quarter of 2008, the FHLB suspended the repurchase of stock and dividend payments which prompted the Company to give consideration to evaluating the potential impairment of the investment. The Company evaluates potential impairment of its investment in FHLB stock quarterly and considers the following: 1) the magnitude and direction of the change in the net assets of the FHLB as compared to the capital stock amount and the duration of this condition, 2) the ability of the FHLB to make payments required by law or regulation and the level of such payments in relation to the operating performance of the FHLB, 3) the impact of regulatory changes on the FHLB and on its members and 4) the liquidity position of the FHLB. During the fourth quarter of 2010, the FHLB resumed limited repurchases of members' excess stock and in 2011 the redemptions totaled $1.7 million. After evaluating these factors the Company has concluded that the par value of its investment in FHLB stock is recoverable and no impairment has been recorded during the year ended December 31, 2011 or 2010.

The table below indicates the length of time individual securities, both held to maturity and available for sale, have been in a continuous unrealized loss position at December 31, 2011:

		Less than		12 months
	Number	12 months		or longer		Total
	of	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description of Securities	Securities	Value	Loss	Value	Loss	Value	Loss
	(in thousands)
Residential mortgage-backed securities privately issued	2	$3,442	$(30)	$-	$-	$3,442	$(30)
Total temporarily impaired securities	2	$3,442	$(30)	$-	$-	$3,442	$(30)

The table below indicates the length of time individual securities, both held to maturity and available for sale, have been in a continuous unrealized loss position at December 31, 2010:

		Less than		12 months
	Number	12 months		or longer		Total
	of	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description of Securities	Securities	Value	Loss	Value	Loss	Value	Loss
	(in thousands)
State and political subdivisions	17	$14,210	$(260)	$-	$-	$14,210	$(260)
Residential mortgage-backed securities issued by quasi-governmental agencies	1	3,027	(6)	-	-	3,027	(6)
Residential mortgage-backed securities privately issued	3	7,048	(44)	-	-	7,048	(44)
Total temporarily impaired securities	21	$24,285	$(310)	$-	$-	$24,285	$(310)

    The Company evaluates debt securities on a quarterly basis to determine whether OTTI exists. Unrealized losses primarily relate to interest rate fluctuations and not credit concerns. The Company does not intend to sell these securities and it is not more likely than not that it will be required to sell these securities. Accordingly, unrealized losses at December 31, 2011 and 2010 are not considered other-than-temporary and are therefore reflected in other comprehensive income.

LOANS RECEIVABLE	12 Months Ended
Dec. 31, 2011
LOANS RECEIVABLE [Abstract]
LOANS RECEIVABLE
NOTE 5-LOANS RECEIVABLE

Loans receivable are summarized as follows:

	At December 31,
	2011	2010
	(in thousands)
Held for investment:
First mortgage loans
Secured by one-to four-family residences	$277,824	$269,077
Secured by non-residential properties or non-owner occupied residential properties	140,887	137,307
Construction loans	16,091	18,799
Total first mortgage loans	434,802	425,183

Other loans
Commercial-business, real estate secured	15,808	26,603
Commercial-business, non-real estate secured	4,414	5,575
Home equity and second mortgage	44,165	49,430
Other consumer	1,971	2,407
Total other loans	66,358	84,015

Total loans	501,160	509,198
Net deferred loan origination costs	1,065	658
Less allowance for loan losses	(8,100)	(8,328)
Total loans receivable	$494,125	$501,528

Held for sale:
First mortgage loans
Secured by one-to four-family residences	$488	$130

The following tables present the composition of the commercial loan portfolio by credit quality indicator:

Commercial credit exposure-credit risk profile by internally assigned grade

	At December 31, 2011
		Special
	Pass	mention	Substandard	Doubtful	Total
	(in thousands)
Secured by non-residential properties or non-owner occupied residential properties	$121,579	$12,804	$6,504	$-	$140,887
Construction loans	5,077	4,312	6,702	-	16,091
Commercial-business, real estate secured	7,446	144	8,218	-	15,808
Commercial-business, non-real estate secured	4,408	-	6	-	4,414
Total	$138,510	$17,260	$21,430	$-	$177,200

	At December 31, 2010
	Pass	Special mention	Substandard	Doubtful	Total

	(in thousands)
Secured by non-residential properties or non-owner occupied residential properties	$108,484	$19,299	$9,524	$-	$137,307
Construction loans	3,482	6,269	9,048	-	18,799
Commercial-business, real estate secured	15,778	1,007	9,818	-	26,603
Commercial-business, non-real estate secured	5,531	-	-	44	5,575
Total	$133,275	$26,575	$28,390	$44	$188,284

In order to assess and monitor the credit risk associated with commercial loans, the Company employs a risk rating methodology whereby each commercial loan is initially assigned a risk grade. At least annually, all risk ratings are reviewed in light of information received such as tax returns, rent rolls, cash flow statements, appraisals, and any other information which may affect the then current risk rating, which may be adjusted upward or downward as a result of this review.  At the end of each quarter the risk ratings are summarized and become a component of the evaluation of the allowance for loan losses. The Company's risk rating definitions mirror those promulgated by banking regulators and are as follows:

Pass: Good quality loan characterized by satisfactory liquidity; reasonable debt capacity and coverage; acceptable management in all critical positions and normal operating results for its peer group.  The Company has grades 1 through 6 within the Pass category which reflect the increasing amount of attention paid to the individual loan because of, among other things, trends in debt service coverage, management weaknesses, or collateral values.

Special mention: A loan that has potential weaknesses that deserves management's close attention. Although the loan is currently protected, if left uncorrected, potential weaknesses may result in deterioration of the loan's repayment prospects or in the Company's future credit position. Potential weaknesses include: weakening financial condition; an unrealistic repayment program; inadequate sources of funds; lack of adequate collateral, credit information, or documentation. There is currently the capacity to meet interest and principal payments, but further adverse business, financial, or economic conditions may impair capacity or willingness to pay interest and repay principal.

Substandard: A loan that is inadequately protected by the current sound worth and paying capacity of the obligor or of the collateral pledged. Although no loss of principal or interest is presently apparent, there is the distinct possibility that a partial loss of interest and/or principal will be sustained if the deficiencies are not corrected. There is a current identifiable vulnerability to default and the dependence upon favorable business, financial, or economic conditions to meet timely payment of interest and repayment of principal.

Doubtful: A loan which has all the weaknesses inherent in a substandard asset with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable. The possibility of loss is extremely high, but because of certain important and reasonable specific pending factors which may work to strengthen the asset, classification as an estimated loss if deferred until a more exact status is determined. Pending factors include: proposed merger, acquisition, liquidation, capital injection, perfecting liens on additional collateral, and refinancing plans.

Loss: Loans which are considered uncollectible and should be charged off. The Company has charged-off all loans classified as loss.

Loans classified as special mention, substandard or doubtful are evaluated for potential impairment. All impaired loans are placed on non-accrual status and are classified as substandard or doubtful.

The following tables present the composition of the residential mortgage and consumer loan portfolios by credit quality indicator:

Mortgage and consumer credit exposure-credit risk profile by payment activity

	At December 31, 2011
	Performing	Non-performing	Total
	(in thousands)
Secured by one-to four-family residences	$272,322	$5,502	$277,824
Home equity and second mortgage	43,888	277	44,165
Other consumer	1,970	1	1,971
Total	$318,180	$5,780	$323,960

	At December 31, 2010
	Performing	Non-performing	Total
	(in thousands)
Secured by one-to four-family residences	$265,459	$3,618	$269,077
Home equity and second mortgage	48,018	1,412	49,430
Other consumer	2,404	3	2,407
Total	$315,881	$5,033	$320,914

In order to assess and monitor the credit risk associated with one-to four-family residential loans and consumer loans which include second mortgage loans and home equity secured lines of credit, the Company relies upon the payment status of the loan. Mortgage and other consumer loans 90 days or more past due are placed on non-accrual status and evaluated for impairment on a pooled basis with the exception of loans with balances in excess of $1 million and loans that have been modified as TDRs. An individual impairment analysis is performed using a recent appraisal or current sales contract for TDRs as well as nonperforming mortgage and consumer loans with balances in excess of $1 million.

The following table presents non-performing loans including impaired loans and loan balances past due over 90 days for which the accrual of interest has been discontinued by class:

	At December 31,
	2011	2010
	(in thousands)
Secured by one-to four-family residences	$5,502	$3,618
Secured by non-residential properties or non-owner occupied residential properties	1,442	4,993
Construction loans	3,317	4,307
Commercial-business, real estate secured	1,996	4,601
Commercial-business, non-real estate secured	6	44
Home equity and second mortgage	277	1,412
Other consumer	1	3
Total non-performing loans	$12,541	$18,978
Total loans past due 90 days as to interest or principal and accruing interest	$-	$-

Additional interest income that would have been recorded under the original terms of the loan agreements amounted to $616,000, and $768,000, for the years ended December 31, 2011 and 2010, respectively.

The following table presents loans individually evaluated for impairment by class at December 31, 2011:

	Impaired loans
	Recorded investment	Unpaid principal balance	Related allowance	Average recorded investment	Interest income recognized
	(in thousands)
With an allowance recorded:
Secured by one-to four-family residences	$1,252	$1,252	$388	$751	$-
Secured by non-residential properties or non-owner occupied residential properties	-	-	-	873	-
Construction loans	3,317	3,317	1,502	4,865	-
Commercial-business, real estate secured	1,996	1,996	410	2,483	-
Commercial-business, non-real estate secured	6	6	3	72	-

With no allowance recorded:
Secured by one-to four-family residences	2,381	2,381	-	1,497	-
Secured by non-residential properties or non-owner occupied residential properties	1,442	1,442	-	1,607	-
Construction loans	-	-	-	168	-
Commercial-business, real estate secured	-	-	-	1,596	-
Total	$10,394	$10,394	$2,303	$13,912	$-

The following table presents loans individually evaluated for impairment by class at December 31, 2010:

	Impaired loans
	Recorded investment	Unpaid principal balance	Related allowance	Average recorded investment	Interest income recognized
	(in thousands)
With an allowance recorded:
Secured by non-residential properties or non-owner occupied residential properties	$1,855	$1,855	$218	$925	$-
Construction loans	3,887	3,887	1,627	3,887	-
Commercial-business, real estate secured	2,605	2,605	373	1,563	-
Commercial-business, non-real estate secured	44	44	44	18	-

With no allowance recorded:
Secured by non-residential properties or non-owner occupied residential properties	2,830	2,830	-	3,479	-
Construction loans	420	420	-	492	-
Commercial-business, real estate secured	1,996	1,996	-	4,717	-
Commercial-business, non-real estate secured	-	-	-	22	-
Total	$13,637	$13,637	$2,262	$15,103	$-

The following table presents the contractual aging of delinquent loans by class at December 31, 2011:

	Current	30-59 Days past due	60-89 Days past due	Loans past due 90 days or more	Total past due	Total loans	Recorded investment over 90 days and accruing interest
	(in thousands)
Secured by one-to four- family residences	$273,231	$98	$153	$4,342	$4,593	$277,824	$-
Secured by non-residential properties or non-owner occupied residential properties	139,483	312	-	1,092	1,404	140,887	-
Construction loans	12,774	-	-	3,317	3,317	16,091	-
Commercial-business, real estate secured	10,671	-	3,141	1,996	5,137	15,808	-
Commercial-business, non- real estate secured	4,408	-	-	6	6	4,414	-
Home equity and second mortgage	43,712	165	11	277	453	44,165	-
Other consumer	1,956	6	8	1	15	1,971	-
Total	$486,235	$581	$3,313	$11,031	$14,925	$501,160	$-

The following table presents the contractual aging of delinquent loans by class at December 31, 2010:

	Current	30-59 Days past due	60-89 Days past due	Loans past due 90 days or more	Total past due	Total loans	Recorded investment over 90 days and accruing interest
	(in thousands)
Secured by one-to four- family residences	$267,885	$424	$26	$742	$1,192	$269,077	$-
Secured by non-residential properties or non-owner occupied residential properties	131,566	748	754	4,239	5,741	137,307	-
Construction loans	14,492	-	-	4,307	4,307	18,799	-
Commercial-business, real estate secured	18,877	3,125	-	4,601	7,726	26,603	-
Commercial-business, non- real estate secured	5,531	-	-	44	44	5,575	-
Home equity and second mortgage	48,285	60	9	1,076	1,145	49,430	-
Other consumer	2,381	13	10	3	26	2,407	-
Total	$489,017	$4,370	$799	$15,012	$20,181	$509,198	$-

The following table presents loans classified as TDRs segregated by class for the periods indicated:

	For the Year ended Decemeber 31, 2011
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post Modification Outstanding Recorded Investment
		(in thousands)
Secured by one-to four-family residences	2	$510	$507
Total	2	$510	$507

The following table presents loans classified as TDRs that subsequently defaulted:

	For the Year ended Decemeber 31, 2011
	Number of Contracts	Recorded Investment
		(in thousands)
Secured by one-to four-family residences	1	$169
Total	1	$169

The restructuring of the majority of loans was either an extension of the maturity date or temporary reduction or moratorium on the payment terms or amounts. No modifications involved any reduction in principal balance for 2011.

Activity in the allowance for loan losses is summarized as follows:

	Balance at January 1, 2011	Provision charged to income	Charge-offs	Recoveries	Balance at December 31, 2011
	(in thousands)
Secured by one-to four- family residences	$1,839	$515	$(172)	$12	$2,194
Secured by non-residential properties or non-owner occupied residential properties	2,124	831	(1,186)	-	1,769
Construction loans	2,479	1,338	(1,521)	1	2,297
Commercial-business, real estate secured	974	716	(855)	-	835
Commercial-business, non- real estate secured	77	67	(44)	38	138
Home equity and second mortgage	607	62	(221)	-	448
Other consumer	16	14	(16)	8	22
Unallocated	212	185	-	-	397
Total	$8,328	$3,728	$(4,015)	$59	$8,100

For the year ended
December 31, 2010
(in thousands)
Balance at beginning of year	$5,215
Provision charged to income	4,241
(Charge-offs), net of recoveries	(1,128)
Balance at end of year	$8,328

The following tables present the ending balance of the allowance for loan losses and ending loan balance by class based on impairment method as of December 31, 2011:

	Evaluated for impairment
Allowance	Individually	Collectively	Total
	(in thousands)
Secured by one-to four-family residences	$388	$1,806	$2,194
Secured by non-residential properties or non-owner occupied residential properties	-	1,769	1,769
Construction loans	1,502	795	2,297
Commercial-business, real estate secured	410	425	835
Commercial-business, non-real estate secured	3	135	138
Home equity and second mortgage	-	448	448
Other consumer	-	22	22
Unallocated	-	397	397
Total	$2,303	$5,797	$8,100

	Evaluated for impairment
Loan balance	Individually	Collectively	Total
	(in thousands)
Secured by one-to four-family residences	$3,633	$274,191	$277,824
Secured by non-residential properties or non-owner occupied residential properties	1,442	139,445	140,887
Construction loans	3,317	12,774	16,091
Commercial-business, real estate secured	1,996	13,812	15,808
Commercial-business, non-real estate secured	6	4,408	4,414
Home equity and second mortgage	-	44,165	44,165
Other consumer	-	1,971	1,971
Total	$10,394	$490,766	$501,160

The following tables present the ending balance of the allowance for loan losses and ending loan balance by class based on impairment method as of December 31, 2010:

	Evaluated for impairment
Allowance	Individually	Collectively	Total
	(in thousands)
Secured by one-to four-family residences	$-	$1,839	$1,839
Secured by non-residential properties or non-owner occupied residential properties	218	1,906	2,124
Construction loans	1,627	852	2,479
Commercial-business, real estate secured	373	601	974
Commercial-business, non-real estate secured	44	33	77
Home equity and second mortgage	-	607	607
Other consumer	-	16	16
Unallocated	-	212	212
Total	$2,262	$6,066	$8,328

	Evaluated for impairment
Loan balance	Individually	Collectively	Total
	(in thousands)
Secured by one-to four-family residences	$-	$269,077	$269,077
Secured by non-residential properties or non-owner occupied residential properties	4,685	132,622	137,307
Construction loans	4,307	14,492	18,799
Commercial-business, real estate secured	4,601	22,002	26,603
Commercial-business, non-real estate secured	44	5,531	5,575
Home equity and second mortgage	-	49,430	49,430
Other consumer	-	2,407	2,407
Total	$13,637	$495,561	$509,198

The Bank has no concentration of loans to borrowers engaged in similar activities that exceeded 10% of loans at December 31, 2011 and 2010. In the ordinary course of business, the Bank has granted loans to certain executive officers, directors and their related interests. Related party loans are made on substantially the same terms as those prevailing at the time for comparable transactions with unrelated persons and do not involve more than the normal risk of collectability. The aggregate dollar amount of these loans was approximately $138,000 and $156,000 at December 31, 2011 and 2010, respectively. New loans to related parties of $5,000 were made during 2011. For the year ended December 31, 2011, principal repayments of $23,000 of related party loans were received. Unused lines of credit available were $360,000 at December 31, 2011 and 2010.

LOAN SERVICING	12 Months Ended
Dec. 31, 2011
LOAN SERVICING [Abstract]
LOAN SERVICING
NOTE 6-LOAN SERVICING

Mortgage loans serviced for others are not included in the accompanying consolidated balance sheets. The unpaid principal balances of these loans are summarized as follows:

	At December 31,
	2011	2010
	(in thousands)
Mortgage loan servicing portfolios
FHLMC	$285	$342
FNMA	108,275	98,367
Other investors	10,434	14,348
	$118,994	$113,057

Custodial balances maintained in connection with the foregoing loan servicing totaled approximately $1,202,000 and $914,000 and are included as deposits at December 31, 2011 and 2010, respectively. Net servicing (loss) income on mortgage loans serviced for others was $(98,000) and $57,000 for the years ended December 31, 2011 and 2010, respectively.

PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PREMISES AND EQUIPMENT [Abstract]
PREMISES AND EQUIPMENT
NOTE 7-PREMISES AND EQUIPMENT

Premises and equipment are summarized as follows:

	Estimated useful lives	At December 31,
		2011	2010
		(in thousands)

Buildings	30 years	$7,669	$7,369
Leasehold improvements	5-10 years	3,262	3,254
Furiniture, fixtures and equipment	3-7 years	8,688	8,438
		19,619	19,061
Less accumulated depreciation		14,752	13,956
		4,867	5,105
Land		1,692	1,692
		$6,559	$6,797

The Company recognized depreciation expense of $853,000 and $867,000 for the years ended December 31, 2011 and 2010, respectively.

DEPOSITS	12 Months Ended
Dec. 31, 2011
DEPOSITS [Abstract]
DEPOSITS
NOTE 8-DEPOSITS

Deposits are summarized as follows:

	At December 31,
	2011	2010
	(in thousands)
Deposit Type

Demand	$43,910	$40,389
NOW	65,677	56,157
Money market	155,010	149,744
Passbook savings	105,617	99,686
Total demand, transaction and passbook deposits	370,214	345,976
Cetificates of deposit	181,074	204,159
	$551,288	$550,135

The aggregate amount of certificates of deposit with a minimum denomination of $100,000 was approximately $45.3 million and $52.3 million at December 31, 2011 and 2010, respectively.

At December 31, 2011, scheduled maturities of certificates of deposit by year are as follows:

Maturity year
2012	2013	2014	2015	2016	Thereafter	Total
(in thousands)
$130,136	$22,242	$13,641	$9,464	$5,367	$224	$181,074

Related party deposits are on substantially the same terms as are comparable transactions with unrelated persons. Related parties include certain executive officers, directors and their related interests. The aggregate dollar amount of these deposits was approximately $4.2 million and $4.3 million at December 31, 2011 and 2010, respectively.

ADVANCES FROM THE FEDERAL HOME LOAN BANK AND OTHER BORROWINGS	12 Months Ended
Dec. 31, 2011
ADVANCES FROM THE FEDERAL HOME LOAN BANK AND OTHER BORROWINGS [Abstract]
ADVANCES FROM THE FEDERAL HOME LOAN BANK AND OTHER BORROWINGS
NOTE 9-ADVANCES FROM THE FHLB

Advances from the FHLB consist of the following:

	At December 31,
	2011		2010
		Weighted		Weighted
Prinicpal payments due during	Amount	average rate	Amount	average rate
	(in thousands)

2011	$-	-%	$21,322	4.02%
2012	25,259	3.88%	24,578	3.93%
2013	10,187	3.30%	9,492	3.39%
2014	3,398	2.52%	2,686	2.69%
2015	2,767	2.28%	2,044	2.35%
2016	3,969	2.22%	1,658	2.44%
Thereafter	1,328	2.16%	207	2.60%
	$46,908	3.37%	$61,987	3.73%

    The advances are collateralized by certain first mortgage loans totaling approximately $297.4 million and the FHLB stock owned by the Bank which allows for a maximum borrowingcapacity of $220.8 million. Total unused lines of credit at the FHLB were $60.0 million at December 31, 2011. All of the advances from the FHLB are fixed rate, fixed term.

BENEFIT PLANS	12 Months Ended
Dec. 31, 2011
BENEFIT PLANS [Abstract]
BENEFIT PLANS
NOTE 10-BENEFIT PLANS

a.           Defined Contribution Plan

The Bank maintains a 401(k) profit-sharing plan for eligible employees. Participants may contribute up to 15% of pretax eligible compensation. The Bank makes matching discretionary contributions equal to 75% of the initial $1,000 deferral. Matching contributions to the 401(k) plan totaled $78,000 and $72,000 in 2011 and 2010, respectively.

b.           Defined Benefit Plan

The Bank has a non-contributory defined benefit pension plan covering substantially all full-time employees meeting certain eligibility requirements. The benefits are based on each employee's years of service and an average earnings formula. An employee becomes fully vested upon completion of five years of qualifying service. It is the policy of the Bank to fund the maximum amount allowable under the individual aggregate cost method to the extent deductible under existing federal income tax regulations.

The following tables set forth the projected benefit obligation, the fair value of assets of the plan and funded status of the defined benefit pension plan as reflected in the consolidated balance sheets:

	December 31,
	2011	2010
	(in thousands)
Reconciliation of projected benefit obligation
Benefit obligation at beginning of year	$5,837	$4,938
Service cost	565	553
Interest cost	328	296
Actuarial loss	1,411	202
Amendments	-	33
Benefits paid	(96)	(185)
Benefits obligation at end of year	$8,045	$5,837

Reconciliation of fair value of assets
Fair value of plan assets at beginning of year	$7,761	$6,756
Actual return on plan assets	(145)	747
Employer contribution	486	443
Benefits paid	(96)	(185)
Fair value of plan assets at end of year	$8,006	$7,761
Funded status at end of year	$(39)	$1,924

    The accumulated benefit obligation at December 31, 2011 and 2010 was $6.9 million and $5.0 million, respectively.

    Employer contributions and benefits paid in the above table include only those amounts contributed directly to, or paid directly from, plan assets. The expected employer contribution for 2012 is $200,000.

    The following table sets forth the amounts recognized in accumulated other comprehensive income for the years ended:

	At December 31,
	2011	2010
	(in thousands)

Net loss	$(4,372)	$(2,310)
Prior service cost	(28)	(31)
Total	$(4,400)	$(2,341)

The net (loss) gain recognized in accumulated other comprehensive income as an adjustment to the funded status of the plan was $(2.1) million and $0.1 million at December 31, 2011 and 2010, respectively. During 2012, the amounts expected to be amortized from accumulated other comprehensive income is $285,000 of net actuarial loss and prior service cost.

	At December 31,
	2011	2010

Weighted-average assumptions used to determine benefit obligations:
Discount rate	4.50%	5.75%
Rate of compensation increase	4.00%	4.00%

	For the year ended December 31,
	2011	2010
	(in thousands)
Components of net periodic benefit cost
Service cost	$565	$553
Interest cost	328	296
Expected return on plan assets	(619)	(545)
Amortization of prior service cost	2	3
Recognized net actuarial loss	115	147
Net periodic benefit cost	$391	$454

	For the year ended December 31,
	2011	2010

Weighted-average assumptions used to determine net benefit costs:
Discount rate	5.75%	5.75%
Expected return on plan assets	8.00%	8.00%
Rate of compensation increase	4.00%	4.00%

The long-term expected rate of return used for the plan year 2011 was determined by analyzing average rates of return over a number of prior periods on the assets in which the plan is currently invested.

Estimated future benefits payments are as follows:

Year ending December 31,	Amount
(in thousands)
2012	$107
2013	123
2014	205
2015	229
2016	265
2017-2021	1,622

The financial statements of the Company's defined benefit pension plan are prepared in conformity with US GAAP. Investments of the plan are stated at fair value. Purchase and sales of securities are recorded on a trade date basis. Interest income is recorded on an accrual basis. Dividends are recorded on the ex-dividend date. Fair value of plan assets is determined using the fair value hierarchy discussed in Note 16-Fair Value Measurements. The fair value hierarchy requires the Plan to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value and provides three levels of inputs that may be used to measure fair value.

The following table sets forth by level, within the fair value hierarchy, the plan's financial assets at fair value as of December 31, 2011:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2011
	(in thousands)
Assets
Collective investment trust funds	$-	$8,006	$-	$8,006
Total Plan assets at fair value	$-	$8,006	$-	$8,006

The following table sets forth by level, within the fair value hierarchy, the plan's financial assets at fair value as of December 31, 2010:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2010
	(in thousands)
Assets
Collective investment trust funds	$-	$7,761	$-	$7,761
Total Plan assets at fair value	$-	$7,761	$-	$7,761

Collective investment trust funds are valued by the trustee. The trustee follows written procedures for establishing unit values on a periodic basis which incorporate observable market data; however the collective investment trust fund itself is not traded on an established market and therefore is categorized as a Level 2 hierarchy.

The plan's weighted-average asset allocations by asset category are as follows:

	Percentage of plan assets at December 31,
	2011	2010
Asset Category
Mutual funds	100.00%	96.10%
Money funds	-%	3.90%
Total	100.00%	100.00%

Trustees of the plan are responsible for defining and implementing the investment objectives and policies for the plan's assets. Assets are invested in accordance with sound investment practices that emphasize long-term investment fundamentals that closely match the demographics of the plan's participants. The plan's goal is to earn long-term returns that match or exceed the benefit obligations of the plan, giving consideration to the timing of expected future benefit payments, through a well-diversified portfolio structure. The plan's return objectives and risk parameters are managed through a diversified mix of assets. The asset mix and investment strategy are reviewed on a quarterly basis and rebalanced when necessary.

c.           ESOP

The Company has an internally leveraged ESOP for eligible employees who have completed six months of service with the Company or its subsidiaries. The ESOP borrowed $4.2 million from the Company in 1996 to purchase 423,200 newly issued shares of common stock. Any dividends received by the ESOP will be used to pay debt service. The Company makes discretionary contributions to the ESOP in order to service the ESOP's debt if necessary. The ESOP shares are pledged as collateral for its debt. As the debt is repaid, shares are released from collateral based on the proportion of debt service paid in the year and allocated to qualifying employees. The Company reports compensation expense in the amount equal to the fair value of shares allocated from the ESOP to employees less dividends received on the allocated shares in the plan used for debt service. The allocated shares are included in outstanding shares for earnings per share computations. ESOP compensation expense included in stock-based compensation totaled $222,000 and $193,000 for the years ended December 31, 2011 and 2010, respectively.

	At December 31,
	2011	2010

Allocated shares	177,000	192,000
Unreleased shares	115,000	128,000
Total ESOP shares	292,000	320,000
Fair value of unreleased shares (in thousands)	$2,615	$2,713

d.           Stock-Based Compensation Plans

A summary of the status of the Company's stock option plans as of December 31, 2011 and 2010, and changes for each of the years in the periods then ended is as follows:

	2011		2010
	Number of shares	Weighted average exercise price per share	Number of shares	Weighted average exercise price per share

Outstanding at beginning of year	126,257	$24.04	285,228	$24.98
Options granted	-	-	-	-
Options exercised	(10,916)	19.33	(15,614)	13.24
Options forfeited	(3,370)	26.10	(7,466)	26.56
Options expired	(2,206)	25.44	(135,891)	27.11
Outstanding at end of year	109,765	24.41	126,257	24.04
Options exercisable	92,328	$25.31	98,149	$25.19

The following table summarizes information about stock options outstanding at December 31, 2011:

	Options outstanding			Options excercisable
Range of exercise prices	Number	Weighted average remaining contractual life (years)	Weighted average exercise price	Number	Weighted average exercise price
$19.67 - 28.42	92,485	2.72	$22.90	75,048	$23.65
$28.43 - 32.51	17,280	1.96	$32.51	17,280	$32.51
	109,765	2.60	$24.41	92,328	$25.31

The following table reflects information on the aggregate intrinsic value of options as well as cash receipts from option exercises:

	For the years ended December 31,
	2011	2010
	(in thousands)
Aggregate intrinsic value of
Options outstanding	$133	$90
Options exercisable	$80	$49
Options exercised	$30	$88
Cash receipts	$211	$207

The aggregate intrinsic value represents the total pre-tax intrinsic value (the difference between the Company's closing stock price on the last trading day of the year and the exercise price, multiplied by the number of exercisable in-the-money options). The Company has a policy of issuing shares from treasury to satisfy share option exercises.

Stock-based compensation expense related to stock options resulted in a tax benefit of $11,000 and $18,000, for the year ended December 31, 2011 and 2010, respectively. There was $49,000 and $82,000 of total unrecognized compensation cost, net of estimated forfeitures, related to non-vested options under the stock option plans at December 31, 2011 and 2010, respectively. That cost is expected to be recognized over a weighted average period of 16 months and 21 months at December 31, 2011 and 2010, respectively.

The following table provides information regarding the Company's stock-based compensation expense:

	For the years ended December 31,
	2011	2010
	(in thousands)
Stock-based compensation expense
Director fees	$69	$-
Stock grant expense	13	16
Stock option expense	32	52
Total stock-based compensation expense	$114	$68

The table below summarizes the changes in non-vested restricted stock for the years ended:

	2011		2010
	Number of shares	Weighted average grant price per share	Number of shares	Weighted average grant price per share

Total non-vested restricted stock grants at January 1	700	$19.67	1,401	$19.67
Restricted stock grant	-	-	-	-
Vesting of restricted stock	(700)	19.67	(701)	19.67
Forfeitures of restricted stock	-	-	-	-
Total non-vested restricted stock grants at December 31	-	$19.67	700	$19.67

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES [Abstract]
INCOME TAXES
NOTE 11-INCOME TAXES

The components of income tax expense are summarized as follows:

	Years ended December 31,
	2011	2010
	(in thousands)
Federal
Current	$1,085	$1,424
Charge in lieu of income tax relation to stock compensation	3	6
Deferred	(77)	(642)
	1,011	788
Sate and local-current	8	261
Income tax provision	$1,019	$1,049

The Company's effective income tax rate was different than the statutory federal income tax rate as follows:

	Years ended December 31,
	2011	2010

Statutory federal income tax	34.0%	34.0%
Increase (decrease) resulting from
Tax-exempt income	(14.0)	(14.3)
State tax, net of federal benefit	0.1	3.9
Other	0.4	0.2
	20.5%	23.8%

Deferred taxes are included as other liabilities in the accompanying consolidated balance sheets at December 31, 2011 and 2010, for the estimated future tax effects of differences between the financial statement and federal income tax bases of assets and liabilities according to the provisions of currently enacted tax laws. No valuation allowance was established at December 31, 2011 and 2010, in view of the Company's ability to carry back to taxes paid in previous years and certain tax strategies, coupled with the anticipated future taxable income as evidenced by the Company's earnings potential.

The Company's net deferred tax liability was as follows:

	At December 31,
	2011	2010
	(in thousands)
Deferred tax assets
Deferred compensation	$137	$32
Allowance for loan losses, net	2,754	2,831
Stock compensation	106	106
Adjustment to record funded status of pension plan	1,497	796
Non accrual interest	336	294
Adjustment for real estate acquired thru foreclosure	182	-
Other	34	35
	$5,046	$4,094

Deferred tax liabilities
Accrued pension expense	$1,444	$1,444
Unrealized gain on securities available for sale	1,880	1,110
Prepaid expenses	180	185
Deferred loan costs	831	815
Amortization of goodwill	1,470	1,309
Other	296	294
	6,101	5,157
Net deferred tax liability	$(1,055)	$(1,063)

The Company files consolidated income tax returns on the basis of a calendar year. The Company is subject to income taxes in the U.S. federal jurisdiction, and various state and local jurisdictions, with the majority of activity residing in Pennsylvania. The statute of limitations for the federal return has expired on years prior to 2008. The expirations of the statutes of limitations related to the various state income tax returns that the Company and its subsidiaries file, vary by state, and are expected to expire over the term of 2012 through 2016. There are no material uncertain tax positions at December 31, 2011.

The Bank is not required to recapture approximately $5.7 million of its tax bad debt reserve, attributable to bad debt deductions taken by it prior to 1988, as long as the Bank continues to operate as a bank under federal tax law and does not use the reserve for any other purpose. The Bank has not recorded any deferred tax liability on this portion of its tax bad debt reserve. The tax that would be paid were the Bank ultimately required to recapture that portion of the reserve would amount to approximately $1.9 million.

REGULATORY MATTERS	12 Months Ended
Dec. 31, 2011
REGULATORY MATTERS [Abstract]
REGULATORY MATTERS
NOTE 12-REGULATORY MATTERS

During 2011, the Bank was subject to minimum regulatory capital standards promulgated by the OTS and OCC. Failure to meet minimum capital requirements can initiate certain mandatory-and possible additional discretionary-actions by regulators that, if undertaken, could have a direct material effect on the Company's consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank's assets, liabilities, and certain off-balance sheet items as calculated under regulatory accounting practices. The Bank's capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors. Such minimum capital standards generally require the maintenance of regulatory capital sufficient to meet each of three tests, hereinafter described as the tangible capital requirement, the core capital requirement and the risk-based capital requirement. The tangible capital requirement provides for minimum tangible capital (defined as stockholders' equity less all intangible assets) equal to 1.5% of adjusted total assets. The core capital requirement provides for minimum core capital (tangible capital plus certain forms of supervisory goodwill and other qualifying intangible assets) equal to 4% of adjusted total assets. The risk-based capital requirement provides for minimum core capital (tangible capital plus certain forms of supervisory goodwill and other qualifying intangible assets) adjusted for the general valuation allowances equal to 8% of total assets classified in one of four risk-weighted categories.

As of December 31, 2011 and 2010, management believes that the Bank met all capital adequacy requirements to which it was subject.

	Regulatory capital December 31, 2011
	Tangible			Core			Risk-Based
	Capital	Percent		Capital	Percent		Capital	Percent
	(in thousands)
Capital under generally accepted accounting principles	$74,214	10.96%		$74,214	10.96%		$74,214	18.58%
Unrealized gain on certain available-for-sale securities	(3,649)	(0.54	) %	(3,649)	(0.54	) %	(3,649)	(0.91	) %
Adjustment to record funded status of pension	2,903	0.43%		2,903	0.43%		2,903	0.72%
Goodwill and other intangible assets	(4,324)	(0.64	) %	(4,324)	(0.64	) %	(4,324)	(1.08	) %
Additional capital items
General valuation allowances-limited	-	-%		-	-%		5,003	1.25%
Regulatory capital computed	69,144	10.21%		69,144	10.21%		74,147	18.56%
Minimum capital requirement	10,154	1.50%		27,078	4.00%		31,953	8.00%
Regulatory capital-excess	$58,990	8.71%		$42,066	6.21%		$42,194	10.56%

	Regulatory capital December 31, 2010
	Tangible			Core			Risk-Based
	Capital	Percent		Capital	Percent		Capital	Percent
	(in thousands)
Capital under generally accepted accounting principles	$70,604	10.27%		$70,604	10.27%		$70,604	17.44%
Unrealized gain on certain available-for-sale securities	(2,156)	(0.31	) %	(2,156)	(0.31	) %	(2,156)	(0.53	) %
Adjustment to record funded status of pension	1,545	0.23%		1,545	0.23%		1,545	0.38%
Goodwill and other intangible assets	(4,324)	(0.63	) %	(4,324)	(0.63	) %	(4,324)	(1.07	) %
Additional capital items
General valuation allowances-limited	-	-%		-	-%		5,072	1.25%
Regulatory capital computed	65,669	9.56%		65,669	9.56%		70,741	17.47%
Minimum capital requirement	10,308	1.50%		27,487	4.00%		32,397	8.00%
Regulatory capital-excess	$55,361	8.06%		$38,182	5.56%		$38,344	9.47%

 At December 31, 2011 and 2010, the Bank exceeded all regulatory requirements for classification as a “well-capitalized” institution. A “well-capitalized” institution must have risk-based capital of 10% and core capital of 5%. There are no conditions or events that have occurred that management believes have changed the Bank's classification as a “well-capitalized” institution.

The Bank maintains a liquidation account for the benefit of eligible savings account holders who maintained deposit accounts in the Bank at the time the Bank converted to a stock form of ownership and who continue as depositors. The Bank may not declare or pay a cash dividend on or repurchase any of its common shares if the effect thereof would cause the Bank's stockholders' equity to be reduced below either the amount required for the liquidation account or the regulatory capital requirements for insured institutions.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK	12 Months Ended
Dec. 31, 2011
FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK [Abstract]
FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK
NOTE 13-FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK

The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments are primarily commitments to extend credit and standby letters of credit. Such financial instruments are recorded in the consolidated balance sheets when they become receivable or payable. Those instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the consolidated balance sheets. The contract or notional amounts of those instruments reflect the extent of the Bank's involvement in particular classes of financial instruments.

The Company's exposure to credit loss in the event of non-performance by the other party to the financial instrument for commitments to extend credit and standby letters of credit is represented by the contractual amount of those instruments. The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments.

Unless noted otherwise, the Company requires collateral to support financial instruments with credit risk.

Financial instruments, the contract amounts of which represent credit risk, are as follows:

	At December 31,
	2011	2010
	(in thousands)

Commitments to extend credit	$67,435	$56,355
Standby letters of credit	710	951
Loans sold with recourse	52	57
	$68,197	$57,363

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. The Company evaluates each customer's creditworthiness on a case-by-case basis. The amount of collateral obtained, if it is deemed necessary by the Company upon extension of credit, is based on management's credit evaluation of the borrower. Collateral held generally includes residential or commercial real estate.

Standby letters of credit are conditional commitments issued by the Bank to guarantee the performance of a customer to a third party. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 14-COMMITMENTS AND CONTINGENCIES

The Bank had optional commitments of $5.3 million and $6.5 million to sell mortgage loans to investors at December 31, 2011 and 2010, respectively.

The Bank leases branch facilities and office space for periods ranging up to ten years. These leases are classified as operating leases and contain options to renew for additional periods. Rental expense was approximately $574,000 and $569,000 for the years ended December 31, 2011 and 2010, respectively.

The minimum annual rental commitments of the Bank under all non-cancelable leases with terms of one year or more at December 31, 2011 are as follows:

Year ending December 31,	2011
(in thousands)
2012	$491
2013	467
2014	397
2015	233
2016	168
Thereafter	1,081
Total	$2,837

The Company has agreements with certain key executives that provide severance pay benefits if there is a change in control of the Company. The agreements will continue in effect until terminated or not renewed by the Company or key executives. Upon a change in control, the Company will make a lump-sum payment or continue to pay the key executives' salaries per the agreements, and reimburse the executive for certain benefits for one year. The contingent liability under the agreements at December 31, 2011 was approximately $2.5 million.

From time to time, the Company and its subsidiaries are parties to routine litigation that arises in the normal course of business. In the opinion of management, the resolution of these lawsuits would not have a material adverse effect on the Company's consolidated financial position or results of operations.

SIGNIFICANT CONCENTRATIONS OF CREDIT RISK	12 Months Ended
Dec. 31, 2011
SIGNIFICANT CONCENTRATIONS OF CREDIT RISK [Abstract]
SIGNIFICANT CONCENTRATIONS OF CREDIT RISK
NOTE 15-SIGNIFICANT CONCENTRATIONS OF CREDIT RISK

The Bank is principally engaged in originating and investing in one-to four-family residential real estate and commercial real estate loans in eastern Pennsylvania and New Jersey. The Bank offers both fixed and adjustable rates of interest on these loans that have amortization terms ranging to 30 years. The loans are generally originated or purchased on the basis of an 80% or less loan-to-value ratio, which has historically provided the Bank with more than adequate collateral coverage in the event of default. Nevertheless, the Bank, as with any lending institution, is subject to the risk that real estate values in the primary lending area will deteriorate, thereby potentially impairing underlying collateral values. However, management believes that weakened residential and commercial real estate values have been taken into consideration and that the loan loss allowances have been provided for in amounts commensurate with its current perception of the foregoing risks in the portfolio.

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 16- FAIR VALUE MEASUREMENTS

The following tables present information about the Company's assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 and 2010. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. A fair value measurement hierarchy has been established for inputs in valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

The fair value hierarchy levels are summarized below:
·           Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities.
·           Level 2 inputs are inputs that are observable for the asset or liability, either directly or indirectly.
·           Level 3 inputs are unobservable and contain assumptions of the party fair valuing the asset or liability.

Determination of the appropriate level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement for the instrument or security.  Assets and liabilities measured at fair value on a recurring basis segregated by fair value hierarchy level are summarized below:

At December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2011
	(in thousands)
Assets
Investment securities available for sale
U.S. Government and federal agencies	$-	$3,030	$-	$3,030
State and political subdivisions	-	55,091	-	55,091
Residential mortgage-backed securities issued by quasi- governmental agencies	-	47,494	-	47,494
Residential real estate mortgage-backed securities privately issued	-	8,888	-	8,888
Total investment securities available for sale	$-	$114,503	$-	$114,503

Liabilities
Forward loan sales	$-	$-	$6	$6

At December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2010
	(in thousands)
Assets
Investment securities available for sale
U.S. Government and federal agencies	$-	$6,059	$-	$6,059
Corporate debt securities		3,563	-	3,563
State and political subdivisions	-	48,208	-	48,208
Residential mortgage-backed securities issued by quasi- governmental agencies	-	52,886	-	52,886
Residential real estate mortgage- backed securities privately issued	-	13,605	-	13,605
Total investment securities available for sale	$-	$124,321	$-	$124,321

Forward loan sales	$-	$-	$3	$3

Investment and mortgage-backed securities available for sale are valued primarily by a third party pricing agent. U.S. Government and federal agency and corporate debt securities are primarily priced through a multi-dimensional relational model, a Level 2 hierarchy, which incorporates dealer quotes and other market information including, defined sector breakdown, benchmark yields, base spread, yield to maturity, and corporate actions.  State and political subdivision securities are also valued within the Level 2 hierarchy using inputs with a series of matrices that reflect benchmark yields, ratings updates, and spread adjustments. Mortgage-backed securities include FHLMC, GNMA, and FNMA certificates and privately issued real estate mortgage investment conduits which are valued under a Level 2 hierarchy using a matrix correlation to benchmark yields, spread analysis, and prepayment speeds.

The fair value of forward loan sales is determined at the time the underlying loan is identified as held for sale with changes in fair value correlated to the change in secondary market loan pricing. The value is adjusted to reflect the Company's historical loan “fallout” experience which incorporates such factors as changes in market rates, origination channels and loan purpose.

The following table presents additional information about assets measured at fair value on a recurring basis for which the Company has utilized Level 3 inputs to determine fair value:

Forward loan sales	2011	2010
	(in thousands)

Beginning balance, January 1	$3	$21
Total losses- realized/unrealized:
Included in earnings	(9)	(18)
Included in other comprehensive income	-	-
Purchases, issuances, and settlements	-	-
Ending balance, December 31	$(6)	$3

Assets and liabilities measured at fair value on a nonrecurring basis segregated by fair value hierarchy level are summarized below:

At December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2011
	(in thousands)
Assets
Impaired loans	$-	$-	$8,091	$8,091
Real estate acquired through foreclosure	-	-	11,731	11,731
Mortgage servicing rights	-	763	-	763

At December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2010
	(in thousands)
Assets
Impaired loans	$-	$-	$11,375	$11,375
Real estate acquired through foreclosure	-	-	7,482	7,482
Mortgage servicing rights	-	878	-	878

Impaired loans are evaluated and valued while the loan is identified as impaired, at the lower of the recorded investment in the loan or fair value. Real estate acquired through foreclosure is initially valued at the lower of the recorded investment in the loan or fair value at foreclosure and subsequently adjusted for further decreases in market value, if necessary.  Fair value is determined by using the value of the collateral securing the loans and is therefore classified as a Level 3 hierarchy.  The value of the real estate securing impaired loans and real estate acquired through foreclosure is based on appraisals prepared by qualified independent licensed appraisers contracted by the Company to perform the assessment.

The Company retains a qualified valuation service to calculate the amortized cost and to determine the fair value of the mortgage servicing rights. The valuation service utilizes discounted cash flow analyses adjusted for prepayment speeds, market discount rates and conditions existing in the secondary servicing market. Hence, the fair value of mortgage servicing rights is deemed a Level 2 hierarchy. The amortized cost basis of the Company's mortgage servicing rights was $1.0 million at December 31, 2011 and 2010. The fair value of the mortgage servicing rights was $763,000 and $878,000 at December 31, 2011 and 2010, respectively.

FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
NOTE 17-FAIR VALUE OF FINANCIAL INSTRUMENTS

For the Bank, as for most financial institutions, the majority of its assets and liabilities are considered financial instruments. However, many such instruments lack an available trading market as characterized by a willing buyer and willing seller engaging in an exchange transaction. Also, it is the Company's general practice and intent to hold its financial instruments to maturity or available for sale and to not engage in trading or significant sales activities. For fair value disclosure purposes, the Company substantially utilized the fair value measurement criteria as explained in Note 16- Fair Value Measurements. Additionally, the Company used significant estimations and present value calculations to prepare this disclosure.

Changes in the assumptions or methodologies used to estimate fair values may materially affect the estimated amounts. In addition, there may not be reasonable comparability between institutions due to the wide range of permitted assumptions and methodologies in the absence of active markets. This lack of uniformity gives rise to a high degree of subjectivity in estimating financial instrument fair values.

Fair values have been estimated using data which management considered the best available, as generally provided by estimation methodologies deemed suitable for the pertinent category of financial instrument. The estimation methodologies, resulting fair values and recorded carrying amounts are as follows:

The fair value of cash and cash equivalents equals historical book value. The fair value of investment and mortgage-backed securities is described and presented under fair value measurement guidelines.

	At December 31, 2011		At December 31, 2010
	Fair value	Carrying value	Fair value	Carrying value
	(in thousands)

Cash and cash equivalents	$14,928	$14,928	$7,437	$7,437
Investment securities	58,121	58,121	57,830	57,830
Mortgage-backed securities	59,310	58,970	70,001	69,660

The fair value of the loans receivable, net has been estimated using the present value of cash flows, discounted at the approximate current market rates, and giving consideration to estimated prepayment risk. Loans receivable, net also includes loans receivable held for sale.

	At December 31, 2011		At December 31, 2010
	Fair value	Carrying value	Fair value	Carrying value
	(in thousands)

Loans receivable, net	$516,359	$494,613	$510,652	$501,658

The fair value of deposits and borrowings with stated maturities has been estimated using the present value of cash flows, discounted at rates approximating current market rates for similar liabilities. Fair value of deposits and borrowings with floating interest rates is generally presumed to approximate the recorded carrying amounts.

	At December 31, 2011		At December 31, 2010
	Fair value	Carrying value	Fair value	Carrying value
	(in thousands)

Deposits with stated maturities	$183,306	$181,074	$206,791	$204,159
Borrowings with stated maturities	48,092	46,908	63,811	61,987

The fair value of deposits and borrowings with no stated maturities is generally presumed to approximate the carrying amount (the amount payable on demand). Fair value deposits and borrowings with floating interest rates are generally presumed to approximate the recorded carrying amounts.

	At December 31, 2011		At December 31, 2010
	Fair value	Carrying value	Fair value	Carrying value
	(in thousands)

Deposits with no stated maturities	$370,214	$370,214	$345,976	$345,976

The Bank's remaining assets and liabilities are not considered financial instruments. No disclosure of the relationship value of the Bank's depositors or customers is required.

SERVICE FEES, CHARGES AND OTHER OPERATING INCOME AND OTHER OPERATING EXPENSE	12 Months Ended
Dec. 31, 2011
SERVICE FEES, CHARGES AND OTHER OPERATING INCOME AND OTHER OPERATING EXPENSE [Abstract]
SERVICE FEES, CHARGES AND OTHER OPERATING INCOME AND OTHER OPERATING EXPENSE
NOTE 18-SERVICE FEES, CHARGES AND OTHER OPERATING INCOME AND OTHER OPERATING EXPENSE

	For the years ended December 31,
	2011	2010
	(in thousands)
Service fees, charges and other operating income
Loan servicing fees, net	$25	$235
Late charge income	110	122
Deposit service charges	666	777
Debit card income	512	415
Other income	385	409
	$1,698	$1,958

Other operating expense
Insurance and surety bond	$192	$190
Office supplies	164	161
Loan expense	310	310
Debit card and ATM expense	245	237
Postage	231	275
Telephone	261	265
Supervisory examination fees	169	171
Other expenses	625	593
	$2,197	$2,202

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE
NOTE 19-EARNINGS PER SHARE

The following tables set forth the reconciliation of the numerators and denominators of the basic and diluted earnings per share computations:
	Year ended December 31, 2011
		Weighted
		average
	Income	shares	Per share
	(numerator)	(denominator)	Amount
	(dollars in thousands, except per share data)
Basic earnings per share
Income available to common stockholders	$3,929	2,702,200	$1.45
Effect of dilutive securities
Stock compensation plans	-	510	-

Diluted earnings per share
Income available to common stockholders plus effect of dilutive securities	$3,929	2,702,710	$1.45

There were options to purchase 62,057 shares of common stock at a price at a range of $23.53 to $32.51 per share which were outstanding during 2011 that were not included in the computation of diluted earnings per share because the options' exercise prices were greater than the average market price of the common shares.

	Year ended December 31, 2010
		Weighted
		average
	Income	shares	Per share
	(numerator)	(denominator)	Amount
	(dollars in thousands, except per share data)
Basic earnings per share
Income available to common stockholders	$3,352	2,682,135	$1.25
Effect of dilutive securities
Stock options and grants	-	-	-

Diluted earnings per share
Income available to common stockholders plus effect of dilutive securities	$3,352	2,682,135	$1.25

There were options to purchase 71,017 shares of common stock at a price at a range of $23.53 to $32.51 per share which were outstanding during 2010 that were not included in the computation of diluted earnings per share because the options' exercise prices were greater than the average market price of the common shares.

CONDENSED FINANCIAL INFORMATION-PARENT COMPANY ONLY	12 Months Ended
Dec. 31, 2011
CONDENSED FINANCIAL INFORMATION-PARENT COMPANY ONLY [Abstract]
CONDENSED FINANCIAL INFORMATION-PARENT COMPANY ONLY
NOTE 20-CONDENSED FINANCIAL INFORMATION-PARENT COMPANY ONLY

Condensed financial information for TF Financial Corporation (parent company only) follows:

BALANCE SHEETS

	At December 31,
	2011	2010
	(in thousands)
ASSETS
Cash	$1,414	$997
Investment in 3rd Fed	73,117	69,387
Investment in TF Investments	-	1,766
Investment in Penns Trail Development	1,087	1,100
Notes receivable ESOP	1,352	-
Other assets	465	208
Total assets	$77,435	$73,458

LIABILITIES AND STOCKHOLDERS' EQUITY
Total liabilities	$27	$42
Stockholders' equity	77,408	73,416
Total liabilities and stockholders' equity	$77,435	$73,458

STATEMENTS OF INCOME

	Years ended December 31,
	2011	2010
	(in thousands)
INCOME
Equity in earnings of subsidiaries	$4,432	$3,725
Interest and dividend income	6	20
Gain on sale of investment	-	20
Total income	4,438	3,765
EXPENSES
Other	509	413
Total expenses	509	413
NET INCOME	$3,929	$3,352

STATEMENTS OF CASH FLOWS

	Years ended December 31,
	2011	2010
	(in thousands)
Cash flows from operating activities
Net income	$3,929	$3,352
Adjustments to reconcile net income to net cash used in operating activities
Stock compensation plans	114	68
Gain on sale of investment securities	-	(20)
Equity in earnings of subsidiaries	(4,432)	(3,725)
Net change in assets and liabilities	(300)	(224)
Net cash used in operating activities	(689)	(549)

Cash flows from investing activities
Capital distribution from subsidiaries	1,548	1,600
Proceeds from sale of investment securities	-	170
Net cash provided by investing activities	1,548	1,770

Cash flows from financing activities
Cash dividends paid to stockholders	(534)	(2,037)
Treasury stock acquired	(122)	-
Exercise of stock options	211	207
Tax benefit arising from stock compensation	3	6
Net cash used in financing activities	(442)	(1,824)
NET INCREASE (DECREASE) IN CASH	417	(603)
Cash at beginning of year	997	1,600
Cash at end of year	$1,414	$997

SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENT [Abstract]
SUBSEQUENT EVENT
NOTE 21-SUSEQUENT EVENT

In 2011, the Bank elected to convert from an OCC regulated, federally-chartered financial institution to a state-chartered savings bank. The Bank received approval for this conversion from the Commonwealth of Pennsylvania on December 27, 2011 and from the FDIC on January 20, 2012. The Bank will therefore be regulated by the Pennsylvania Department of Banking and the FDIC. As a result, the name of the Bank was changed from Third Federal Bank to 3rd Fed Bank. The official charter conversion became effective January 30, 2012.